Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale		¥ 151,601	¥ 63,272
Trading debt securities		2,503	2,654
Available-for-sale debt securities		2,174,891	2,003,917
Derivative assets, gross amounts recognized		51,366	22,696
Netting		(20,333)	(1,944)
Net derivative assets		31,033	20,752
Other assets		5,214	6,297
Derivative liabilities, gross amounts recognized		105,705	71,034
Netting		(20,333)	(1,944)
Net derivative Liabilities		85,372	69,090
Policy liabilities and Policy Account Balances		198,905	266,422
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	151,601	63,272
Trading debt securities		2,503	2,654
Available-for-sale debt securities		2,174,891	2,003,917
Equity securities	[2],[3]	385,271	396,465
Derivative assets, gross amounts recognized		51,366	22,696
Netting	[4]	(20,333)	(1,944)
Net derivative assets		31,033	20,752
Other assets		5,214	6,297
Total financial assets		2,770,846	2,495,301
Derivative liabilities, gross amounts recognized		105,705	71,034
Netting	[4]	(20,333)	(1,944)
Net derivative Liabilities		85,372	69,090
Policy liabilities and Policy Account Balances		198,905	266,422
Total financial liabilities		304,610	337,456
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		9,570	1,867
Derivative liabilities, gross amounts recognized		8,182	23,818
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		25,664	19,504
Derivative liabilities, gross amounts recognized		21,562	17,009
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		16,006	1,179
Derivative liabilities, gross amounts recognized		71,443	25,739
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		126	146
Derivative liabilities, gross amounts recognized		4,518	4,459
Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized			9
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		5,214	6,297
Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	5,214	6,297
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		198,905	266,422
Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	198,905	266,422
Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		832,613	821,158
Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	832,613	821,158
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		325,604	276,276
Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		325,604	276,276
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		849,560	742,251
Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	849,560	742,251
CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		28,732	34,457
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		138,382	129,775
Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		138,382	129,775
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		0	0
Available-for-sale debt securities		1,095	6,012
Net derivative assets	[9]	0	0
Net derivative Liabilities	[9]	0	0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	0	0
Trading debt securities		0	0
Available-for-sale debt securities		1,095	6,012
Equity securities	[2],[3]	112,200	82,039
Derivative assets, gross amounts recognized		292	352
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		113,587	88,403
Derivative liabilities, gross amounts recognized		2,026	475
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		2,026	475
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		292	352
Derivative liabilities, gross amounts recognized		2,026	475
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized			0
Level 1 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0	0
Level 1 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0	0
Level 1 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	1,095	3,105
Level 1 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	0	2,907
Level 1 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		2,503	2,654
Available-for-sale debt securities		2,032,736	1,864,448
Net derivative assets	[9]	0	0
Net derivative Liabilities	[9]	0	0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	151,601	63,272
Trading debt securities		2,503	2,654
Available-for-sale debt securities		2,032,736	1,864,448
Equity securities	[2],[3]	160,099	223,016
Derivative assets, gross amounts recognized		46,214	8,521
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		2,393,153	2,161,911
Derivative liabilities, gross amounts recognized		95,047	70,526
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		95,047	70,526
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		9,570	1,867
Derivative liabilities, gross amounts recognized		8,182	23,818
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		20,804	5,681
Derivative liabilities, gross amounts recognized		12,930	16,976
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		15,714	827
Derivative liabilities, gross amounts recognized		69,417	25,264
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		126	146
Derivative liabilities, gross amounts recognized		4,518	4,459
Level 2 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized			9
Level 2 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0	0
Level 2 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0	0
Level 2 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	831,518	818,053
Level 2 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		322,551	273,515
Level 2 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	848,863	738,323
Level 2 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		28,732	34,457
Level 2 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		1,072	100
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		0	0
Available-for-sale debt securities		141,060	133,457
Net derivative assets	[9]	0	0
Net derivative Liabilities	[9]	0	0
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	0	0
Trading debt securities		0	0
Available-for-sale debt securities		141,060	133,457
Equity securities	[2],[3]	112,972	91,410
Derivative assets, gross amounts recognized		4,860	13,823
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		5,214	6,297
Total financial assets		264,106	244,987
Derivative liabilities, gross amounts recognized		8,632	33
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		198,905	266,422
Total financial liabilities		207,537	266,455
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		4,860	13,823
Derivative liabilities, gross amounts recognized		8,632	33
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized			0
Level 3 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	5,214	6,297
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	198,905	266,422
Level 3 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	0	0
Level 3 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		3,053	2,761
Level 3 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	697	1,021
Level 3 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 3 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		¥ 137,310	¥ 129,675

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥5,220 million, losses of ¥3,260 million and ¥2,982 million from the change in the fair value of the loans for fiscal 2020, 2021 and 2022, respectively. No gains or losses were recognized in earnings during fiscal 2020, 2021 and 2022 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2021, were ¥60,556 million and ¥63,272 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,716 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2022, were ¥151,672 million and ¥151,601 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥71 million. As of March 31, 2021 and 2022, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥1,225 million, ¥3,187 million and ¥786 million from the change in the fair value of those investments for fiscal 2020, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥4,940 million and ¥11,709 million as of March 31, 2021 and 2022, respectively.
[3]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥13,737 million and ¥25,999 million as of March 31, 2021 and 2022, respectively.
[4]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥6,297 million and ¥5,214 million as of March 31, 2021 and 2022, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2020, 2021 and 2022, see Note 25 “Life Insurance Operations.”
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥266,422 million and ¥198,905 million as of March 31, 2021 and 2022, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2020, 2021 and 2022, see Note 25 “Life Insurance Operations.”
[7]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥8 million, ¥28 million and a gain of ¥51 million from the change in the fair value of those investments for fiscal 2020, 2021 and 2022, respectively. The amount of aggregate fair value elected the fair value option was ¥1,537 million as of March 31, 2021. There were no such investments elected the fair value option as of March 31, 2022.
[8]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥210 million, ¥1,080 million and a loss of ¥365 million from the change in the fair value of those investments for fiscal 2020, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥2,907 million and ¥7,644 million as of March 31, 2021 and 2022, respectively.
[9]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”